Note 7 - Operating Activities - Summary of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Employee salary and benefit expenses, excluding share-based compensation	$ 2,332	$ 3,030	$ 1,983
Share-based compensation expenses	256	102	182
Professional and other fees	4,729	6,947	5,899
Depreciation	302	275	144
Total general and administrative expenses	$ 7,619	$ 10,354	$ 8,208